Consolidated Statements of Profit and Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing Operations
Net revenue	€ 5,340,038	€ 5,098,691	€ 4,486,724
Cost of sales	(3,084,873)	(2,757,459)	(2,437,164)
Gross Margin	2,255,165	2,341,232	2,049,560
Research and Development	(294,216)	(276,018)	(240,661)
Selling, General and Administration expenses	(985,616)	(942,821)	(814,775)
Operating Expenses	(1,279,832)	(1,218,839)	(1,055,436)
Profit/(loss) of equity accounted investees with similar activity to that of the Group	20,799	8,972
Operating Result	996,132	1,131,365	994,124
Finance income	8,021	114,197	13,995
Finance costs	(249,639)	(342,965)	(293,273)
Change in fair value of financial instruments	55,703	1,326
Impairment of financial assets at amortized cost		(37,666)	30,280
Exchange differences	8,246	(9,616)	(8,246)
Finance result	(177,669)	(274,724)	(257,244)
Profit/(loss) of equity accounted investees	60,166	(39,538)	(11,038)
Profit before income tax from continuing operations	878,629	817,103	725,842
Income tax expense	(169,639)	(168,459)	(131,436)
Profit after income tax from continuing operations	708,990	648,644	594,406
Consolidated profit for the year	708,990	648,644	594,406
Profit attributable to the Parent	618,546	625,146	596,642
Loss attributable to non-controlling interest	€ 90,444	€ 23,498	€ (2,236)
Basic earnings per share (Euros)	€ 0.90	€ 0.91	€ 0.87
Diluted earnings per share (Euros)	€ 0.90	€ 0.91	€ 0.87